IMPAIRMENT AND RESTRUCTURING CHARGES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment and restructuring
Net impairment and restructuring charges	$ 20	$ 10	$ 27
Aggregate carrying value of assets held and used for hospital	20	25
Buildings and equipment of previously impaired hospital
Impairment and restructuring
Net impairment and restructuring charges	6	5	7
Cost basis investment
Impairment and restructuring
Net impairment and restructuring charges	1
Employee severance costs
Impairment and restructuring
Net impairment and restructuring charges	7
Lease termination costs
Impairment and restructuring
Net impairment and restructuring charges	3
Other related costs
Impairment and restructuring
Net impairment and restructuring charges	1
Medical office buildings sold in Florida
Impairment and restructuring
Net impairment and restructuring charges		5
Number of medical office buildings impaired		9
Employee severance and other related costs
Impairment and restructuring
Net impairment and restructuring charges		2	4
Note receivable from buyer of previously divested hospital
Impairment and restructuring
Net impairment and restructuring charges			3
Impairment credits related to the collection of notes receivables		2
Land and buildings at campus scheduled for relocation
Impairment and restructuring
Net impairment and restructuring charges			10
Other assets related to option to purchase real property
Impairment and restructuring
Net impairment and restructuring charges			3
Medical office buildings sold in Texas
Impairment and restructuring
Net impairment and restructuring charges	1
Number of medical office buildings impaired	7
Accelerated stock-based compensation costs
Impairment and restructuring
Net impairment and restructuring charges	$ 1